Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 32,586,000	$ 79,311,000	$ 34,577,000
Restricted cash, current portion	11,133,000	7,657,000	7,403,000
Marketable securities	31,956,000
Deferred licensor payment			352,000
Prepaid clinical trial expenses			938,000
Prepaid expenses and other current assets	521,000	621,000	1,058,000
Total current assets	76,196,000	87,589,000	44,328,000
Property and equipment, net	150,000	275,000	720,000
Restricted cash-net of current portion		8,321,000
Other assets	37,000	37,000	31,000
Total assets	76,383,000	96,222,000	45,079,000
Current liabilities:
Accounts payable	1,745,000	2,152,000	962,000
Accrued personnel costs	1,652,000	2,173,000	1,500,000
Accrued costs for services	4,288,000	4,862,000	3,544,000
Accrued interest	120,000	22,000
Note payable, current portion	4,836,000	1,160,000
Payable to licensor			1,560,000
Deferred development funds, current portion	9,063,000	5,853,000	4,951,000
Deferred revenue			3,847,000
Total current liabilities	21,704,000	16,222,000	16,364,000
Deferred rent	11,000	9,000	7,000
Deferred development funds - net of current portion		8,321,000
Note payable - net of current portion	8,804,000	2,764,000
Redeemable convertible preferred stock warrants			2,145,000
Total liabilities	30,519,000	27,316,000	18,516,000
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 300,000,000 and 45,000,000 shares authorized, 18,325,000, 1,399,000, and 18,625,000 issued and outstanding at December 31, 2012 and 2011, and June 30, 2013 (unaudited) , respectively
Additional paid in capital	192,585,000	189,212,000	2,483,000
Accumulated other comprehensive loss	(31,000)
Accumulated deficit	(146,690,000)	(120,306,000)	(83,507,000)
Total stockholders' equity (deficit)	45,864,000	68,906,000	(81,024,000)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	76,383,000	96,222,000	45,079,000
Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Redeemable convertible preferred stock			902,000
Stockholders' equity (deficit):
Total stockholders' equity (deficit)			902,000
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Redeemable convertible preferred stock			30,193,000
Stockholders' equity (deficit):
Total stockholders' equity (deficit)			30,193,000
Series C redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Redeemable convertible preferred stock			40,205,000
Stockholders' equity (deficit):
Total stockholders' equity (deficit)			40,205,000
Series D redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Redeemable convertible preferred stock			36,287,000
Stockholders' equity (deficit):
Total stockholders' equity (deficit)			$ 36,287,000